Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Disclosure of movements in provisions

			Legal, competition and regulatory matters		Sundry provisions
	Redundancy and restructuring	Customer redress		Onerous leases		Total
	£m	£m	£m	£m	£m	£m
As at 1 January 2024	397	295	99	—	289	1,080
Additions	317	121	106	14	144	702
Amounts utilised	(405)	(162)	(132)	—	(50)	(749)
Unused amounts reversed	(95)	(20)	(15)	—	(53)	(183)
Exchange and other movements[1]	(1)	65	1	—	29	94
As at 31 December 2024	213	299	59	14	359	944
Undrawn contractually committed facilities and guarantees[2]
As at 1 January 2024						504
Net change in expected credit loss provision and other movements						(65)
As at 31 December 2024						439
Total provisions
As at 1 January 2024						1,584
As at 31 December 2024						1,383
Notes:
1Included within Exchange and other movements is an amount of £62m related to indemnified provisions arising from the acquisition of Tesco Bank. Further details regarding the nature of these indemnities are disclosed in Note 41 - Business Acquisitions.
2Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9. Further analysis of the movement in the expected credit loss provision is disclosed within the 'Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees' table on page 238.